Equity (Details) - Schedule of Warrants Outstanding	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding [Abstract]
Number of warrants conversion to equivalent ADSs | shares	224,414
exercise price per warrant in USD | $ / shares	$ 14.14
Series M [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	November 2017	[1]
Number of warrants conversion to equivalent ADSs | shares	6,750	[1]
exercise price per warrant in USD | $ / shares	$ 135	[1]
Expiration date	May 27, 2023	[1]
Warrants C [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[1]
Number of warrants conversion to equivalent ADSs | shares	176,045	[1]
exercise price per warrant in USD | $ / shares	$ 52.5	[1]
Expiration date	Jul. 18, 2023	[1]
Warrant C One [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[2]
Number of warrants conversion to equivalent ADSs | shares	28,377	[2]
exercise price per warrant in USD | $ / shares	$ 52.5	[2]
Expiration date	Jul. 18, 2023	[2]
HCW warrants [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[1]
Number of warrants conversion to equivalent ADSs | shares	13,242	[1]
exercise price per warrant in USD | $ / shares	$ 65.63	[1]
Expiration date	Jul. 18, 2023	[1]

[1]	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 5).
[2]	Recorded in equity, all the warrants expired during 2023.